Principal Accounting Policies	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Principal Accounting Policies
2.	Principal Accounting Policies

(a)	Basis of preparation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

Significant accounting policies followed by the Company in the preparation of the accompanying consolidated financial statements are summarized further below.

(b)	Use of estimates

The preparation of the Group’s consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the balance sheet date of the financial statements and the reported amounts of revenues and expenses during the reporting period.

The Company believes that the consolidation and deconsolidation of VIEs, goodwill relating to business combination, allowance for doubtful receivables, deferred tax assets and valuation allowance, discount rate for leases, depreciation of buildings and impairment assessments of long-lived assets reflect more significant estimates used in the preparation of its consolidated financial statements.

Management makes the estimates based on historical experience and on various other assumptions as discussed elsewhere in the consolidated financial statements that are believed to be reasonable, the results of which form the basis for making estimates about the carrying values of assets and liabilities. Actual results could materially differ from these estimates.

(c)	Consolidation

The Group’s consolidated financial statements include the financial statements of the Company, its subsidiaries and its VIEs for which the Company or its subsidiaries are the primary beneficiary. All transactions and balances among the Company, its subsidiaries and its VIEs have been eliminated upon consolidation.

Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting powers; has the power to appoint or remove the majority of the members of the board of directors; or to cast a majority of votes at the meeting of directors; or has the power to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

A consolidated VIE is an entity in which the Company, or its subsidiary, through contractual agreements, bears the risks of, and enjoys the rewards normally associated with ownership of the entity. In determining whether the Company or its subsidiaries are the primary beneficiary, the Company considers whether it has the power to direct activities that are significant to the VIE’s economic performance, and also the Group’s obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. The Company, through Liandu WFOE holds all the variable interests of the VIEs, and has been determined to be the primary beneficiary of the VIEs.

(d)	Deconsolidation

Upon the occurrence of certain events and on a regular basis, the Group evaluates whether it no longer has a controlling interest in its subsidiaries, including consolidated variable interest entities. If the Company determines it no longer has a controlling interest, the subsidiary is deconsolidated. The Company records a gain or loss on deconsolidation based on the difference on the deconsolidation date between (i) the aggregate of (a) the fair value of any consideration received, (b) the fair value of any retained non-controlling investment in the former subsidiary and (c) the carrying amount of any non-controlling interest in the subsidiary being deconsolidated, less (ii) the carrying amount of the former subsidiary’s assets and liabilities.

The Company assesses whether a deconsolidation is required to be presented as discontinued operation in its consolidated financial statements on the deconsolidation date. This assessment is based on whether or not the deconsolidation represents a strategic shift that has or will have a major effect on the Company’s operations or financial results. If the Company determines that a deconsolidation requires presentation as a discontinued operation on the deconsolidation date, or at any point during the one-year period following such date, it will present the former subsidiary as a discontinued operation in current and comparative period financial statements.

(e)	Business Combination

Business combinations are recorded using the acquisition method of accounting. The assets acquired, the liabilities assumed, and any non-controlling interests of the acquiree at the acquisition date, if any, are measured at their fair values as of the acquisition date. Goodwill is recognized and measured as the excess of the total consideration transferred plus the fair value of any non-controlling interest of the acquiree and fair value of previously held equity interest in the acquiree, if any, at the acquisition date over the fair values of the identifiable net assets acquired. Common forms of the consideration made in acquisitions include cash and common equity instruments. Consideration transferred in a business acquisition is measured at the fair value as of the date of acquisition. Acquisition-related expenses and restructuring costs are expensed as incurred.

Where the consideration in an acquisition includes contingent consideration the payment of which depends on the achievement of certain specified conditions post-acquisition, the contingent consideration is recognized and measured at its fair value at the acquisition date and is recorded as a liability, it is subsequently remeasured at fair value at each reporting date with changes in fair value reflected in earnings.

(f)	Functional currency and foreign currency translation

The Group uses Renminbi (“RMB”) as its reporting currency. The functional currency of the Company and its subsidiaries incorporated outside of PRC is the United States dollar (“US$”), while the functional currency of the PRC entities in the Group is RMB as determined based on the criteria of ASC 830, Foreign Currency Matters.

Transactions denominated in other than the functional currencies are re-measured into the functional currency of the entity at the exchange rates prevailing on the transaction dates. Financial assets and liabilities denominated in other than the functional currency are re-measured at the balance sheet date exchange rate. The resulting exchange differences are included in the consolidated statements of comprehensive income/(loss) as foreign exchange related gains /(losses).

The financial statements of the Group are translated from the functional currency to the reporting currency, RMB. Assets and liabilities of the Company and its subsidiaries incorporated outside of PRC are translated into RMB at fiscal year-end exchange rates, income and expense items are translated at average exchange rates prevailing during the fiscal year, representing the index rates stipulated by the People’s Bank of China. Translation adjustments arising from these are reported as foreign currency translation adjustments and are shown as a separate component of shareholders’ equity on the consolidated financial statement. The exchange rates used for translation on December 31, 2021 and 2022 were US$1.00=RMB 6.3757 and RMB6.9646, respectively, representing the index rates stipulated by the People’s Bank of China.

(g)	Convenience translation

The unaudited United States dollar (“US$”) amounts disclosed in the accompanying financial statements are presented solely for the convenience of the readers. Translations of amounts from RMB into US$ for the convenience of the reader were calculated at the rate of US$1.00 = RMB 6.8972 on December 30, 2022, representing the noon buying rate in the City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31, 2022, or at any other rate.

(h)	Fair value of financial instruments

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The three levels of inputs that may be used to measure fair value include:

Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Observable, market-based inputs, other than quoted prices, in active markets for identical assets or liabilities.

Level 3: Unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

The Group does not have any non-financial assets or liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis.

The Group’s financial instruments consist principally of cash, prepayments and other current assets, accounts payable, borrowings, accrued liabilities and other liabilities.

As of December 31, 2021 and 2022, the carrying values of cash, prepayments and other current assets, accounts payable, borrowings and other liabilities approximated their fair values reported in the consolidated balance sheets due to the short-term maturities of these instruments.

(i)	Cash

Cash include cash in bank placed with banks or other financial institutions.

(j)	Inventories

Inventories are stated at the lower of cost or net realized value. Cost is determined using the weighted average method. As of each reporting date, the Group evaluates the net realizable value based on assumptions about future customer demand and market conditions. The evaluation may take into consideration inventory aging, expected demand, anticipated sales price, and other factors. Adjustments are recorded to write down the carrying amount of any obsolete and excess inventory to its estimated net realizable value. As of December 31, 2021, inventories mainly included dormitory bedding of RMB 0.17 million. As of December 31, 2022, inventories mainly included uniforms and dormitory beddings of RMB 1.03 million and RMB 0.11 million, respectively. There was no write-down of inventories for the years ended December 31, 2020, 2021 and 2022, respectively.

(k)	Accounts receivables, net

Accounts receivables are stated at the historical carrying amount net of the allowance for doubtful accounts. The Group reviews the accounts receivable on a periodic basis and makes allowances when there is doubt as to the collectability of individual balances. In evaluating the collectability of individual accounts receivable balances, the Group considers several factors, including the age of the balance, the customer’s payment history, and current credit worthiness, and current economic trends.

(l)	Property and equipment, net

Property and equipment are stated at historical cost less accumulated depreciation and impairment income, if any. Depreciation is calculated using the straight-line method over their estimated useful lives. The estimated useful lives are as follows:

Category	Estimated useful lives	Residual value
Buildings	10 years to 50 years	5%
Electronic devices and other general equipment	2 years to 5 years	0%,5%
Leasehold improvements	Over the shorter of lease term or the estimated useful lives of the assets	0%

Expenditures for maintenance and repairs are expensed as incurred. The gain or income on the disposal of property and equipment is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statements of comprehensive income/(loss).

(m)	Land use rights, net

Land use rights are recorded at cost less accumulated amortization. Amortization is provided over the term of the land use rights agreement on a straight-line basis over the term of the agreement, which is 50 years.

(n)	Impairment of long-lived assets

For other long-lived assets including property and equipment, other non-current assets and land use rights, the Group evaluates for impairment whenever events or changes (triggering events) indicate that the carrying amount of an asset may no longer be recoverable. The Group assesses the recoverability of the long-lived assets by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to receive from use of the assets and their eventual disposition. Such assets are considered to be impaired if the sum of the expected undiscounted cash flows is less than the carrying amount of the assets. The impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. The Group did not recognize any impairment loss for the years ended December 31, 2020, 2021 and 2022.

(o)	Goodwill

Goodwill represents the excess of the purchase consideration over the fair value of the identifiable net assets acquired in a business combination. Goodwill is not amortized but is tested for impairment on an annual basis as of December 31, or more frequently if events or changes in circumstances indicate that it might be impaired. The Group has the option to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. In the qualitative assessment, the Group considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations. The Group will perform the quantitative impairment test if the Group bypasses the qualitative assessment, or based on the qualitative assessment, if it is more likely than not that the fair value of each reporting unit is less than the carrying amount.

The Group adopted ASU No. 2017-04, Simplifying the Test for Goodwill Impairment, which simplifies the accounting for goodwill impairment by eliminating Step two from the goodwill impairment test. Under the new guidance, if the fair value of a reporting unit exceeds its carrying amount, goodwill is not impaired and no further testing is required. If the fair value of a reporting unit is less than the carrying value, an impairment charge is recognized for the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit.

For the years ended December 31, 2020, 2021 and 2022, the Group recognized impairment loss of nil, nil and RMB18,842,000 on goodwill, respectively.

(p)	Deferred revenue

Cash proceeds received from customers are initially recorded as deferred revenue and are recognized as revenues when revenue recognition criteria are met. The Group’s deferred revenue amounted to RMB1,386,607 and RMB9,368,156 as of December 31, 2021 and 2022, respectively. During the years ended December 31, 2021 and 2022, the Group recognized RMB176,980 and RMB1,386,607 revenue that was included in deferred revenue balance at January 1, 2021 and 2022, respectively. The Group expects to recognize this balance as revenue over the next 12 months.

(q)	Revenue recognition

The Group adopted ASC 606, “Revenue from Contracts with Customers” for all periods presented. Consistent with the criteria of Topic 606, the Group follows five steps for its revenue recognition: (i) identify the contract(s) with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract, and (v) recognize revenue when (or as) the entity satisfies a performance obligation.

The Group is mainly engaged in providing education services including high school and vocational education services, and comprehensive human resource services. Schools also provide accommodation service, offer meals, uniforms, learning materials and other campus necessities to students.

Tuition, meal and accommodation service income

Tuition and accommodation service income that are received in advance by schools prior to the beginning of each semester of a school year are initially recorded as deferred revenue, and then are recognized over time during the service period of each semester. All amounts of the tuition and accommodation service income are earned within one year and reflected as a current liability. Qingtian International School offers meals to students and collects fee each time students have meal, and therefore, revenue is recognized at a point in time when Qingtian International School offers students the meals.

The Group recognizes service income on a gross basis, as the Group is responsible for fulfilling the promise to provide the education, meal and accommodation services to students.

Financing component included in tuition fees

Some contracts contain a financing component because payment by the customer occurs significantly before performance of the obligation. The Group takes the practical expedient and will not adjust the impact of a financing component for deferred revenue which will be earned within one year. The Group does not adjust the impact of a financing component for deferred revenue which will be earned beyond one year as the portion of financing component is immaterial.

Sale of uniforms, learning materials and other campus necessities

Schools provide school uniforms, learning materials and other campus necessities to the students with payment also made prior to the beginning of each semester. Revenue from uniform, learning materials and other campus necessities is recognized at a point in time when control of the goods has been transferred and accepted by the students.

The Group recognizes revenue from sale of uniforms, learning materials and other campus necessities on a gross basis, as the Group controls the goods before they are transferred to the students. The Group is responsible for the design of uniforms and have inventory risk for the uniforms, learning materials and other campus necessities.

Comprehensive human resource service

The Group generates its revenue from providing comprehensive service for flexible employment, which primarily focuses on recommending interns from schools to various customers with human resources demand. The Group concludes that there is a single performance obligation to fulfill service requirements from customers. The Group charges service fees to customers based on service periods at a fixed rate per day, and recognizes revenue at a point of time or overtime whenever the service requirement is satisfied.

The Group controls the service provided by interns to customers as (i) the Group is primarily responsible for the fulfillment of the services and assures the customers are satisfied with services; (ii) the Group needs to maintain sufficient interns in order to satisfy the service requirement from customers on an if-needed basis; (iii) the Group can direct interns to provide service to customers on its behalf, and there is no direct cooperation relationship between interns and customers, and (iv) the Group has the ultimate discretion to set up the price of the service with customers. Therefore, the Group acts as a principal, and recognizes revenue in the gross amount of consideration to which it expects to be entitled in exchange for the specified service transferred.

Course design, development and training

Hainan Jiangcai jointly designs and develops curriculum and training programs with Hainan Technical School. The Group concludes that there is a single performance obligation to fulfill service requirements from Hainan Technical School and recognizes revenue over cooperation period in a straight-line method.

(r)	Leases

From January 1, 2022, the Group adopted Accounting Standards Update (“ASU”) 2016-02, Lease (FASB ASC Topic 842). The adoption of Topic 842 resulted in the presentation of operating lease right-of-use (“ROU”) assets and operating lease liabilities on the consolidated balance sheet. The Group has elected the package of practical expedients, which allows the Group not to reassess (1) whether any expired or existing contracts as of the adoption date are or contain a lease, (2) lease classification for any expired or existing leases as of the adoption date and (3) initial direct costs for any expired or existing leases as of the adoption date. Lastly, the Group elected the short-term lease exemption for all contracts with lease terms of 12 months or less.

The Group assesses at contract inception whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

For operating leases, the Group records a lease liability and corresponding ROU asset at lease commencement. Lease terms are based on the non-cancellable term of the lease and may contain options to extend the lease when it is reasonably certain that the Group will exercise the option. Lease liabilities represent the present value of the lease payments not yet paid, discounted using the discount rate for the lease at lease commencement.

The Group estimates its incremental borrowing rate for its leases at the commencement date to determine the present value of future lease payments when the implicit rate is not readily determinable in the lease. In estimating its incremental borrowing rate, the Group considers its credit rating and publicly available data of borrowing rates for loans of similar amount, currency and term as the lease.

Operating leases are presented as “Right-of-use assets” and “Operating lease liabilities”. Lease liabilities that become due within one year of the balance sheet date are classified as current liabilities. At lease commencement, right-of-use assets represent the right to use underlying assets for their respective lease terms and are recognized at amounts equal to the lease liabilities adjusted for any lease payments made prior to the lease commencement date, less any lease incentives received and any initial direct costs incurred by the Group.

After lease commencement, operating lease liabilities are measured at the present value of the remaining lease payments using the discount rate determined at lease commencement. Right-of-use assets are measured at the amount of the lease liabilities and further adjusted for prepaid or accrued lease payments, the remaining balance of any lease incentives received, unamortized initial direct costs and impairment of the ROU assets, if any. Operating lease expense is recognized as a single cost on a straight-line basis over the lease term.

Leases that have a term of 12 months or less at the commencement date (“short-term leases”) are not included in right-of-use assets and operating lease liabilities. Lease expense for the short-term leases is recognized on a straight-line basis over the lease term.

Sale-leaseback transactions as Lessee

When the Group enters into sale-leaseback transactions as a seller-lessee, it applies the requirements in ASC 606 by assessing whether a contract exists and whether it satisfies a performance obligation by transferring control of an asset when determining whether the transfer of an asset shall be accounted for as a sale of the asset. If the Group transfers the control of an asset to the buyer-lessor, it accounts for the transfer of the asset as a sale and recognizes a corresponding gain or loss on disposal. The subsequent leaseback of the asset is accounted for in accordance with ASC842 in the same manner as any other lease. If the Group does not transfer the control of an asset to the buyer-lessor, the failed sale-leaseback transaction is accounted for as a financing. The Group does not derecognize the transferred asset and accounts for proceeds received as borrowings for which the current portion is included in “long-term borrowings, current” and the non-current portion is included in “long-term borrowings” in the consolidated balance sheets.

Operating leases as Lessor

For operating leases, the Group recognized rental income over the non-cancellable lease term on a straight-line basis. The Group does not have any sales-type or direct financing leases for the years ended December 31, 2020, 2021 and 2022

(s)	Cost of revenues

Cost of revenues consist of expenditures incurred in the generation of the Group’s revenue, includes but not limited to the salary and welfare for teachers, food costs, uniform and learning materials cost, campus rental cost, utilities charges, depreciations and salary and welfare for interns.

(t)	General and administrative expenses

General and administrative expenses consist primarily of salary and welfare for general and administrative personnel, general office expenses and professional service fees.

(u)	Selling expenses

Selling expenses consist primarily of advertising expenses, channel expenses including student referral and customer referral expenses, and other miscellaneous expenses.

(v)	Government subsidies

Government subsidies primarily consist of financial subsidies received from local governments for operating a business in their jurisdictions and compliance with specific policies promoted by the local governments. There are no defined rules and regulations to govern the criteria necessary for companies to receive such benefits, and the amount of financial subsidy is determined at the discretion of the relevant government authorities. The government subsidies with no further conditions to be met are recorded as “Other income, net” when received. The government subsidies with certain operating conditions are recorded as liabilities when received and will be recorded as operating income when the conditions are met.

For the years ended December 31, 2020, the Group received nil financial subsidies from the local PRC government authorities. For the years ended December 31, 2021, Qingtian International School received financial subsidies of RMB1,499,505. For the years ended December 31, 2022, Qingtian International School, Langfang school, Chuangmei Weiye and Lishui Mengxiang VIE received financial subsidies of RMB7,390,146, RMB4,692,650, RMB28,000 and RMB9,203, respectively. All government subsidies received for the years ended December 31, 2021 and 2022 were education development and employment related financial support, which had no further conditions and were recorded as other income.

(w)	Non-controlling interests

Non-controlling interests are recognized to reflect the portion of the equity of a subsidiary of VIEs which is not attributable, indirectly, to the controlling shareholder.

Non-controlling interests are presented as a separate component of equity in the consolidated balance sheets. Consolidated net loss on the consolidated statements of comprehensive income (loss) includes the net income (loss) attributable to non-controlling interests. The cumulative results of operations attributable to non-controlling interests are recorded as non-controlling interests in the consolidated balance sheets.

(x)	Risks and uncertainties

After the initial outbreak of a novel strain of coronavirus (“COVID-19”), from time to time, some instances of COVID-19 infections have emerged in various regions of China, including infections caused by Omicron variants in early 2022, and a series of restrictions and quarantines were implemented to contain the spread. The COVID-19 outbreak in China made adverse impact on the Group’s financial condition and results of operations. However, in December 2022, Chinese government declared to treat COVID-19 as Category B disease, and authorities dropped quarantine measures against people infected with COVID-19 and stopped designating high-risk and low-risk areas. To cope with the policy shift and to protect our students and teachers’ health, Qingtian International School stopped on-campus teaching activities and provided off-campus online courses for two weeks in December 2022. Besides, Langfang School provided online courses from March 7, 2022 to June 24, 2022 in the spring semester, and continued the online courses from September 2, 2022 to December 23, 2022 in the fall semester. The management believed that the adverse impact due to the COVID-19 was temporary. However, any future outbreak of public health epidemics may restrict economic activities in affected regions, resulting in reduced business volume, disrupt our and the Group’ business operations and adversely affect the Group’s results of operations.

(y)	Concentration and risk

Concentration of credit risk

Financial instruments that potentially expose the Group to concentration of credit risk consist primarily of cash, and accounts receivable.

Substantially all of the Group’s cash, term deposits, restricted cash, and short-term investments were deposited with financial institutions with high-credit ratings.

Accounts receivable are typically unsecured and are derived from revenue earned from the customers. The Group reviews the accounts receivable on a periodic basis and makes allowances when there is doubt as to the collectability of individual balances. In evaluating the collectability of individual accounts receivable balances, the Group considers several factors, including the age of the balance, the customer’s payment history, and current credit worthiness, and current economic trends.

Currency convertibility risk

The Group primarily transacts all of its business in RMB, which is not freely convertible into foreign currencies. On January 1, 1994, the PRC government abolished the dual rate system and introduced a single rate of exchange as quoted daily by the PBOC. However, the unification of the exchange rates does not imply that the RMB may be readily convertible into United States dollars or other foreign currencies. All foreign exchange transactions continue to take place either through the PBOC or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the PBOC. Approval of foreign currency payments by the PBOC or other institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts. The Company’s cash denominated in RMB amounted to RMB2,769,490 and RMB34,603,166 as of December 31, 2021 and 2022, respectively.

Major customers and supplying channels

For the continuing operations, no single customer represented 10% or more of the Group’s net revenues or purchase for the years ended December 31, 2020, 2021 and 2022. The Group’s customers are mainly students and the Group’s suppliers are mainly faculty.

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total accounts receivable:

	As of December 31,
	2021		2022
Percentage of the Group’s accounts receivable	Amount	%	Amount	%
Customer A	-	-	128,437	29.8%
Customer B	-	-	128,154	29.7%
Customer C	-	-	87,401	20.3%

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total accounts payable:

	As of December 31,
	2021		2022
Percentage of the Group’s accounts payable	Amount	%	Amount	%
Supplier A	-	-	672,725	23.0%
Supplier B	-	-	581,477	19.9%
Supplier C	-	-	399,956	13.7%

(z)	Employee social security and welfare benefits

Employees of the Group in the PRC are entitled to staff welfare benefits including pension, work-related injury benefits, maternity insurance, medical insurance, unemployment benefit and housing fund plans through a PRC government-mandated multi-employer defined contribution plan. The Group is required to contribute to the plan based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government.

The PRC government is responsible for the medical benefits and the pension liability to be paid to these employees and the Group’s obligations are limited to the amounts contributed and no legal obligation beyond the contributions made.

(aa)	Income taxes

Current income taxes are provided on the basis of net income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions.

Deferred income taxes are accounted for using an asset and liability method. Under this method, deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purpose. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statements of comprehensive income/(loss) in the period of change. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized.

Uncertain tax positions

The guidance on accounting for uncertainties in income taxes prescribes a more likely than not threshold for financial statements recognition and measurement of a tax position taken or expected to be taken in a tax return. Guidance was also provided on derecognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures. Significant judgment is required in evaluating the Group’s uncertain tax positions and determining its provision for income taxes. The Group did not recognize any significant interest and penalties associated with uncertain tax positions for the years ended December 31, 2020, 2021 and 2022. As of December 31, 2021 and 2022, the Group did not have any significant unrecognized uncertain tax positions.

(bb)	Statutory reserves

As stipulated by the relevant PRC laws and regulations applicable to the Group’s entities in the PRC, the Group is required to make appropriations from net income as determined in accordance with the PRC GAAP to non-distributable reserves, which include a statutory surplus reserve and a statutory welfare reserve. The PRC laws and regulations require that annual appropriations of 10% of after-tax income should be set aside prior to payments of dividends as reserve fund, the appropriations to statutory surplus reserve are required until the balance reaches 50% of the PRC entity registered capital.

In the private school sector, the Implementing Regulations for the Law of the People’s Republic of China on the Promotion of Privately-run Schools require that annual appropriations of 25% of after-tax income should be set aside prior to payments of dividend as development fund. Under the Implementation Rules for the Law for Promoting Private Education of the PRC for Private Education Laws, or the 2021 Implementation Rules, which took effect on September 1, 2021, annual appropriations of 10% of after-tax income should be set aside prior to payments of dividend as development fund. The statutory reserve is applied against prior year income, if any, and may be used for general business expansion and production or increase in registered capital of the entities. For the years ended December 31, 2020, 2021 and 2022, the Group made apportions of RMB 7,409,675, RMB1,322,803 and RMB54,144 to the development fund, respectively. For the year ended December 31, 2022, the Group’s other subsidiaries made RMB175,722 statutory reserves in addition to development fund.

(cc)	Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, shareholder, or a related corporation.

(dd)	Dividends

Dividends are recognized when declared. No dividends were declared for the years ended December 31, 2020, 2021 and 2022, respectively. The Group does not have any present plan to pay any dividends on ordinary shares in the foreseeable future. The Group currently intends to retain the available funds and any future earnings to operate and expand its business.

(ee)	Earnings/(loss) per share

Basic income/(loss) per share is computed by dividing net income/(loss) attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year.

Diluted income/(loss) per share is calculated by dividing net income/(loss) attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalents shares outstanding during the year. Dilutive equivalent shares are excluded from the computation of diluted income per share if their effects would be anti-dilutive.

(ff)	Comprehensive income/(loss)

Comprehensive income/(loss) is defined as the change in shareholders’ equity of the Company during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders.

Comprehensive income/(loss) is reported in the consolidated statements of comprehensive income/(loss). Accumulated other comprehensive loss of the Group includes the foreign currency translation adjustments.

(gg)	Segment reporting

Operating segments are defined as components of an enterprise engaging in businesses activities for which separate financial information is available that is regularly evaluated by the Group’s chief operating decision makers in deciding how to allocate resources and assess performance.

For the year ended December 31, 2020, the Group had one reportable segment for the primary and middle school education business from grade 1 to grade 9, provided by Lianwai School VIE. For the year ended December 31, 2021, for continuing operations, the Group had one reportable segment for the high school education business, provided by Qingtian International School VIE. In response to Implementation Rules, the reportable segment for the primary and middle school education business from grade 1 to grade 9, qualifies for discontinued operation reporting and is not required to disclose the information in segment reporting required by ASC 280.

For the year ended December 31, 2022, the Group has organized its operations into three operating segments. The segments reflect the way the Group evaluates its business performance and manages its operations by the Group’s chief operating decision maker (“CODM”) for making decisions, allocating resources and assessing performance. The Group’s CODM has been identified as the chief executive officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group.

The Group has determined that it operates in three segments: (1) “Education services” segment, (2) “Comprehensive human resources services” segment and (3) “All other” segment. The “All other” segment consisted of the Group’s headquarters and functional departments that did not earn revenues. The other two reportable segments are strategic business units that offer different services. They are managed separately because each business requires different operating strategies.

As the Group’s long-lived assets are substantially all located in the PRC and all of the Company’s revenue and expense are derived from within the PRC, no geographical segments are presented.

(hh)	Recently issued accounting pronouncements

In June 2016, the FASB issued ASU 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which requires financial assets measured at amortized cost to be presented at the net amount expected to be collected. The amortized cost basis of financial assets should be reduced by expected credit losses to present the net carrying value in the financial statements at the amount expected to be collected. The measurement of expected credit losses is based on past events, historical experience, current conditions and forecasts that affect the collectability of the financial assets. Additionally, credit losses relating to available-for-sale debt securities should be recorded through an allowance for credit losses. The guidance replaces the incurred loss impairment methodology with an expected credit loss model, which will mainly have an impact on credit losses in connection with loans recognized as a result of payments under the guarantee liabilities and guarantee liabilities. In 2019, the FASB subsequently issued ASU 2019-04, ASU 2019-05, and ASU 2019-11, respectively, which contained updates to ASU 2016-13. The Group is qualified as Emerging Growth Company, so the Group elected to use the extended transition period for complying with new or revised financial accounting standards and will not adopt this new guidance until 2023.

In November 2021, the FASB issued ASU 2021-10, Government Assistance (Topic 832), to increase the transparency of government assistance including the disclosure of (1) the types of assistance, (2) an entity’s accounting for the assistance, and (3) the effect of the assistance on an entity’s financial statements. The amendments in this ASU are effective for all entities within their scope for financial statements issued for annual periods beginning after December 15, 2021. An entity should apply the amendments in this ASU either (1) prospectively to all transactions within the scope of the amendments that are reflected in financial statements at the date of initial application and new transactions that are entered into after the date of initial application or (2) retrospectively to those transactions. Early application of the amendments is permitted. The Group has adopted ASU 2021-10 from January 1, 2020, and the adoption had no material impact on the Group’s consolidated financial statements.